Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Residential Mortgage Loans by Vintage (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
High value properties, threshold	$ 1
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	398,355	$ 382,274
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	48,661	70,176
Term loans by origination year, fiscal year before current fiscal year, finance receivable	65,847	41,794
Term loans by origination year, two years before current fiscal year, finance receivable	37,469	25,234
Term loans by origination year, three years before current fiscal year, finance receivable	21,057	8,122
Term loans by origination year, four years before current fiscal year, finance receivable	6,426	14,245
Term loans by origination year, more than five years before current fiscal year, finance receivable	71,204	76,380
Revolving loans, finance receivable	11,121	16,305
Revolving loans converted to term loans, finance receivable	7,332	6,632
Total loans	269,117	258,888
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 0-80% [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	40,869	69,511
Term loans by origination year, fiscal year before current fiscal year, finance receivable	64,613	41,070
Term loans by origination year, two years before current fiscal year, finance receivable	37,145	24,419
Term loans by origination year, three years before current fiscal year, finance receivable	20,744	7,544
Term loans by origination year, four years before current fiscal year, finance receivable	6,155	13,677
Term loans by origination year, more than five years before current fiscal year, finance receivable	62,593	63,544
Revolving loans, finance receivable	10,923	15,300
Revolving loans converted to term loans, finance receivable	7,188	6,243
Total loans	250,230	241,308
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV 80.01-100% [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	7,670	486
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,058	437
Term loans by origination year, two years before current fiscal year, finance receivable	112	474
Term loans by origination year, three years before current fiscal year, finance receivable	97	147
Term loans by origination year, four years before current fiscal year, finance receivable	30	134
Term loans by origination year, more than five years before current fiscal year, finance receivable	107	394
Revolving loans, finance receivable	109	711
Revolving loans converted to term loans, finance receivable	97	283
Total loans	9,280	3,066
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | LTV greater than 100% [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	48	15
Term loans by origination year, fiscal year before current fiscal year, finance receivable	20	41
Term loans by origination year, two years before current fiscal year, finance receivable	13	34
Term loans by origination year, three years before current fiscal year, finance receivable	6	15
Term loans by origination year, four years before current fiscal year, finance receivable	3	10
Term loans by origination year, more than five years before current fiscal year, finance receivable	23	99
Revolving loans, finance receivable	28	186
Revolving loans converted to term loans, finance receivable	16	66
Total loans	157	466
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | No LTV available [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	65	150
Term loans by origination year, fiscal year before current fiscal year, finance receivable	97	112
Term loans by origination year, two years before current fiscal year, finance receivable	66	98
Term loans by origination year, three years before current fiscal year, finance receivable	62	67
Term loans by origination year, four years before current fiscal year, finance receivable	38	60
Term loans by origination year, more than five years before current fiscal year, finance receivable	170	255
Revolving loans, finance receivable	61	108
Revolving loans converted to term loans, finance receivable	31	40
Total loans	590	890
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 740 or more [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	43,976	64,616
Term loans by origination year, fiscal year before current fiscal year, finance receivable	61,450	39,168
Term loans by origination year, two years before current fiscal year, finance receivable	35,221	23,259
Term loans by origination year, three years before current fiscal year, finance receivable	19,437	7,009
Term loans by origination year, four years before current fiscal year, finance receivable	5,610	12,584
Term loans by origination year, more than five years before current fiscal year, finance receivable	51,551	51,881
Revolving loans, finance receivable	8,664	12,448
Revolving loans converted to term loans, finance receivable	4,139	3,568
Total loans	230,048	214,533
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 700 to 739 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	3,245	4,129
Term loans by origination year, fiscal year before current fiscal year, finance receivable	2,999	1,671
Term loans by origination year, two years before current fiscal year, finance receivable	1,419	1,127
Term loans by origination year, three years before current fiscal year, finance receivable	941	399
Term loans by origination year, four years before current fiscal year, finance receivable	314	766
Term loans by origination year, more than five years before current fiscal year, finance receivable	4,740	5,007
Revolving loans, finance receivable	1,159	1,684
Revolving loans converted to term loans, finance receivable	1,021	972
Total loans	15,838	15,755
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 660 to 699 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	1,060	980
Term loans by origination year, fiscal year before current fiscal year, finance receivable	851	489
Term loans by origination year, two years before current fiscal year, finance receivable	438	358
Term loans by origination year, three years before current fiscal year, finance receivable	306	193
Term loans by origination year, four years before current fiscal year, finance receivable	169	301
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,388	2,720
Revolving loans, finance receivable	567	853
Revolving loans converted to term loans, finance receivable	656	653
Total loans	6,435	6,547
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO 620 to 659 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	211	187
Term loans by origination year, fiscal year before current fiscal year, finance receivable	248	122
Term loans by origination year, two years before current fiscal year, finance receivable	106	93
Term loans by origination year, three years before current fiscal year, finance receivable	82	50
Term loans by origination year, four years before current fiscal year, finance receivable	50	55
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,225	1,420
Revolving loans, finance receivable	223	352
Revolving loans converted to term loans, finance receivable	349	370
Total loans	2,494	2,649
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | FICO less than 620 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	59	61
Term loans by origination year, fiscal year before current fiscal year, finance receivable	81	28
Term loans by origination year, two years before current fiscal year, finance receivable	44	40
Term loans by origination year, three years before current fiscal year, finance receivable	46	30
Term loans by origination year, four years before current fiscal year, finance receivable	28	58
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,323	1,597
Revolving loans, finance receivable	227	391
Revolving loans converted to term loans, finance receivable	466	467
Total loans	2,274	2,672
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | No FICO available [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	101	189
Term loans by origination year, fiscal year before current fiscal year, finance receivable	159	182
Term loans by origination year, two years before current fiscal year, finance receivable	108	148
Term loans by origination year, three years before current fiscal year, finance receivable	97	92
Term loans by origination year, four years before current fiscal year, finance receivable	55	117
Term loans by origination year, more than five years before current fiscal year, finance receivable	1,666	1,667
Revolving loans, finance receivable	281	577
Revolving loans converted to term loans, finance receivable	701	602
Total loans	3,168	3,574
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	48,581	70,022
Term loans by origination year, fiscal year before current fiscal year, finance receivable	65,705	41,547
Term loans by origination year, two years before current fiscal year, finance receivable	37,289	24,917
Term loans by origination year, three years before current fiscal year, finance receivable	20,851	7,686
Term loans by origination year, four years before current fiscal year, finance receivable	6,190	13,755
Term loans by origination year, more than five years before current fiscal year, finance receivable	61,680	62,276
Revolving loans, finance receivable	11,031	16,131
Revolving loans converted to term loans, finance receivable	6,913	6,099
Total loans	258,240	242,433
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | 30 to 89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	65	139
Term loans by origination year, fiscal year before current fiscal year, finance receivable	66	34
Term loans by origination year, two years before current fiscal year, finance receivable	32	32
Term loans by origination year, three years before current fiscal year, finance receivable	33	12
Term loans by origination year, four years before current fiscal year, finance receivable	21	28
Term loans by origination year, more than five years before current fiscal year, finance receivable	683	558
Revolving loans, finance receivable	58	60
Revolving loans converted to term loans, finance receivable	159	111
Total loans	1,117	974
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	6	1
Term loans by origination year, fiscal year before current fiscal year, finance receivable	17	79
Term loans by origination year, two years before current fiscal year, finance receivable	15	76
Term loans by origination year, three years before current fiscal year, finance receivable	25	75
Term loans by origination year, four years before current fiscal year, finance receivable	15	98
Term loans by origination year, more than five years before current fiscal year, finance receivable	530	1,458
Revolving loans, finance receivable	32	114
Revolving loans converted to term loans, finance receivable	260	422
Total loans	900	2,323
Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, current fiscal year, finance receivable	9	14
Term loans by origination year, fiscal year before current fiscal year, finance receivable	59	134
Term loans by origination year, two years before current fiscal year, finance receivable	133	209
Term loans by origination year, three years before current fiscal year, finance receivable	148	349
Term loans by origination year, four years before current fiscal year, finance receivable	200	364
Term loans by origination year, more than five years before current fiscal year, finance receivable	8,311	12,088
Revolving loans, finance receivable	0	0
Revolving loans converted to term loans, finance receivable	0	0
Total loans	8,860	13,158
Total Consumer [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 3,200	$ 5,700